Average Annual Total Returns - Hartford Schroders International Multi-Cap Value Fund	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class R3 Return Before Taxes 1 Year		Class R3 Return Before Taxes 5 Years		Class R3 Return Before Taxes 10 Years		Class R4 Return Before Taxes 1 Year		Class R4 Return Before Taxes 5 Years		Class R4 Return Before Taxes 10 Years		Class R5 Return Before Taxes 1 Year		Class R5 Return Before Taxes 5 Years		Class R5 Return Before Taxes 10 Years		Class Y Return Before Taxes 1 Year		Class Y Return Before Taxes 5 Years		Class Y Return Before Taxes 10 Years		Class F Return Before Taxes 1 Year		Class F Return Before Taxes 5 Years		Class F Return Before Taxes 10 Years		Class SDR Return Before Taxes 1 Year		Class SDR Return Before Taxes 5 Years		Class SDR Return Before Taxes 10 Years		MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 10 Years	MSCI ACWI ex USA Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI ACWI ex USA Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI ACWI ex USA Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 10 Years
Total	(4.82%)	4.85%	3.55%	(5.13%)	4.12%	2.61%	(2.39%)	3.75%	2.63%	(0.94%)	[1]	5.42%	[1]	3.97%	[1]	1.04%	6.33%	4.42%	0.51%	[1]	5.83%	[1]	4.17%	[1]	0.71%	[1]	6.05%	[1]	4.28%	[1]	1.14%	[1]	6.33%	[1]	4.41%	[1]	1.20%	[1]	6.41%	[1]	4.45%	[1]	1.25%	[2]	6.43%	[2]	4.46%	[2]	1.14%	[3]	6.42%	[3]	4.48%	[3]	10.65%	8.93%	4.92%	(0.77%)	5.71%	2.78%

[1]	Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
[2]	Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F. If the performance were adjusted, it may have been higher or lower.
[3]	Performance for Class SDR shares prior to December 30, 2014 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares.